Equity Method Accounted Investees - Summarized Financial Information (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Equity Method Accounted Investees
Total current assets	$ 11,247			$ 201,269			$ 230,718
Total non-current assets	24,704			483,579			506,782
Total current liabilities	6,665			118,413			136,723
Total non-current liabilities	12,950			259,248			265,660
Total equity	16,336			307,187		$ 325,751	335,117
Equity attributable to equity holders	12,801			237,743			262,601
Other comprehensive income (loss)	174	$ 3,560		(7,321)		(12,966)
Total comprehensive income (loss)	2,010	41,238		(3,565)		15,082
Total comprehensive income (loss) attributable to equity holders	$ 1,580	32,423		(3,458)		$ 12,285
Heineken Group
Equity Method Accounted Investees
Total current assets				221,182			222,653	€ 9,578	€ 9,020
Total non-current assets				824,210			912,929	39,272	33,612
Total current liabilities				266,497			281,141	12,094	10,868
Total non-current liabilities				425,984			396,489	17,056	17,372
Total equity				352,911			457,952	19,700	14,392
Equity attributable to equity holders				328,393			$ 403,463	€ 17,356	€ 13,392
Total revenue and other income		555,269	€ 23,462	479,996	€ 19,771
Total cost and expenses		449,171	18,979	461,108	18,993
Net income (loss)		83,662	3,535	(2,136)	(88)
Net income (loss) attributable to equity holders		78,668	3,324	(4,953)	(204)
Other comprehensive income (loss)		31,713	1,340	(48,944)	(2,016)
Total comprehensive income (loss)		115,375	4,875	(51,080)	(2,104)
Total comprehensive income (loss) attributable to equity holders		$ 107,968	€ 4,562	$ (51,639)	€ (2,127)